UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number     811-09425
                                                    -------------------

                    Advantage Advisers Whistler Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
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               (Address of principal executive offices) (Zip code)

                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                           ---------------------

                        Date of fiscal year end: March 31
                                                ----------------

                     Date of reporting period: June 30, 2011
                                              ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         FIRST
                                              FIRST                                   % OF     % OF    AVAILABLE
                                           ACQUISITION               JUNE 30, 2011 INVESTMENT MEMBERS' REDEMPTION
          INVESTMENT FUND****                  DATE       COST(a)    FAIR VALUE(b) FUND HELD  CAPITAL    DATE**      LIQUIDITY***
------------------------------------------------------------------------------------------------------------------------------------
COMMODITY TRADING ADVISOR
   Cipher Composite Fund Limited
      Partnership                           03/01/2004 $  3,256,165 $    4,794,339   11.01%     4.43%      N/A         Monthly
   Peak Select Partners, L.P.               06/01/2010    5,490,000      4,261,159    3.11      3.94       N/A         Monthly
   Quantitative Global 1X Fund LLC          05/01/2009    5,200,000      4,856,415    8.24      4.48       N/A         Monthly
   R.G. Niederhoffer Global Fund, L.P. I    09/01/2010    6,000,000      4,692,655    7.81      4.33       N/A         Monthly
                                                       -----------------------------------------------
Total Commodity Trading Advisor                          19,946,165     18,604,568             17.18

DISTRESSED SECURITIES
   Harbinger Class L Holdings (U.S.), LLC   01/01/2009       18,053        135,503    0.06      0.13       N/A     Quarterly*****
   Harbinger Class PE Holdings (U.S.)
      Trust                                 01/01/2009      533,390        747,561    0.32      0.69       N/A     Quarterly*****
   Mason Capital, L.P.                      12/01/2009    4,410,000      5,176,149    0.27      4.78       N/A        Annually
                                                       -----------------------------------------------
Total Distressed Securities                               4,961,443      6,059,213              5.60

EVENT DRIVEN
   Camulos Partners LP                      11/01/2005       99,745         37,884    0.73      0.04       N/A     Quarterly*****
   Camulos Partners LP - Side Pocket        05/01/2009    1,483,030        140,239    2.71      0.13       N/A     Quarterly*****
   Castlerigg Partners, L.P. - Special
      Situation                             01/01/2009      269,439        227,135    7.72      0.21       N/A     Quarterly*****
   Gruss Global Investors (Enhanced), L.P.  05/01/2010    4,350,000      4,389,165    1.85      4.05       N/A        Quarterly
   Owl Creek II, L.P.                       02/01/2005    4,582,193      8,092,482    0.55      7.47       N/A      Annually*****
   Owl Creek II, L.P. - Side Pocket         05/01/2009      735,989        809,692    0.06      0.75       N/A      Annually*****
   Pinebank Catalyst Fund, LLC (formerly
     Brownstone Partners Catalyst
        Fund, LLC)                          10/01/2009    4,200,000      4,588,082    6.20      4.24       N/A    Monthly/Quarterly
                                                       -----------------------------------------------
Total Event Driven                                       15,720,396     18,284,679             16.89

GLOBAL CAPITAL MARKETS ARBITRAGE
   Aristeia Partners, L.P.                  01/01/2001    3,876,670      6,516,690    2.07      6.02       N/A        Quarterly
                                                       -----------------------------------------------
Total Global Capital Markets Arbitrage                    3,876,670      6,516,690              6.02

GLOBAL MACRO
   Balestra Capital Partners, L.P.          07/01/2010    5,100,000      4,433,673    0.57      4.09       N/A        Quarterly
                                                       -----------------------------------------------
Total Global Macro                                        5,100,000      4,433,673              4.09

LONG/SHORT EQUITY
   Artis Partners 2X (Institutional), L.P.  01/01/2002    2,720,863      6,142,667    1.22      5.67       N/A        Quarterly
   Asian Century Quest Fund (QP), LP        05/01/2010    5,800,000      6,260,873    1.33      5.78       N/A     Quarterly*****
   Bay II Resource Partners, L.P.           01/01/2010    2,274,059      2,752,025    0.22      2.54       N/A        Quarterly
   Cobalt Partners, L.P.                    03/01/2010    3,990,000      4,260,780    0.28      3.94       N/A      Semiannually
   Ecofin General Partner Side Pocket       02/01/2009      407,244        351,818    7.64      0.32       N/A      Monthly*****
   Kingdon Associates                       07/01/2004    1,000,000      1,058,582    0.07      0.98       N/A        Quarterly
   Millgate Partners II, L.P.               08/01/2009      509,796        460,625    0.21      0.43       N/A        Quarterly
   Scopia PX, LLC                           11/01/2009    4,158,000      4,144,539    0.99      3.83       N/A    Monthly/Quarterly
                                                       -----------------------------------------------
Total Long/Short Equity                                  20,859,962     25,431,909             23.49

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2011 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                                                                         FIRST
                                              FIRST                                   % OF     % OF    AVAILABLE
                                           ACQUISITION               JUNE 30, 2011 INVESTMENT MEMBERS' REDEMPTION
          INVESTMENT FUND****                  DATE       COST(a)    FAIR VALUE(b) FUND HELD  CAPITAL    DATE**      LIQUIDITY***
------------------------------------------------------------------------------------------------------------------------------------
MULTI-STRATEGY
   Citadel Wellington LLC                   01/01/2005 $    731,537 $    1,511,892    0.06%     1.39%      N/A       Quarterly
   Eos Partners, L.P.                       10/01/1999      826,934      1,156,180    0.34      1.07       N/A      Annually*****
   QVT Associates II Holdings Ltd.          12/01/2009      694,515        927,573    0.11      0.86       N/A     Quarterly*****
   QVT Associates II LP                     11/01/2006    3,946,102      4,767,256    0.58      4.40       N/A     Quarterly*****
                                                       -----------------------------------------------
Total Multi-Strategy                                      6,199,088      8,362,901              7.72

OIL AND NATURAL GAS
   AAA Asset Management LP                  05/01/2009    5,214,017      4,735,151   16.56      4.37       N/A        Monthly
                                                       -----------------------------------------------
Total Oil and Natural Gas                                 5,214,017      4,735,151              4.37

REINSURANCE
   Nephila Catastrophe Fund L.P.            06/01/2009    4,126,358      4,421,896    6.06      4.08       N/A     Quarterly*****
   Nephila Q1 2011 Recovery Fund L.P.       04/01/2011       47,314         28,261    0.04      0.03       N/A     Quarterly*****
                                                       -----------------------------------------------
Total Reinsurance                                         4,173,672      4,450,157              4.11

                                                       -----------------------------------------------
   TOTAL                                               $ 86,051,413 $   96,878,941             89.47%
                                                       -----------------------------------------------
   OTHER ASSETS, LESS LIABILITIES*                                      11,404,024             10.53
                                                                    --------------            --------

   MEMBERS' CAPITAL                                                 $  108,282,965            100.00%
                                                                    ==============            ========

  (a) At March 31, 2011, the cost of investments for Federal income tax purposes was estimated at $129,731,195. For Federal income tax purposes at March 31, 2011, accumulated net unrealized depreciation on investments was $14,545,810 consisting of $7,388,797 gross unrealized appreciation and $21,934,607 gross unrealized depreciation.

  (b) The Company's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the investment funds' manager pursuant to the investment funds' agreement. The underlying investments of each Investment Fund are accounted for at fair value as described in each funds' financial statements.

    * Includes $12,274,437 invested in a Bank of New York Mellon account, which is 11.34% of members' capital.

   ** From original investment date.

  *** Available frequency of redemptions after initial lock-up period.

  N/A Initial lock-up period has either expired on or prior to June 30, 2011 or Investment Fund did not have an initial lock-up period.

 **** Detailed information about the Investments Funds' portfolio is not available.

***** As of June 30, 2011, this underlying Investment Fund has notified the
      Company of certain restrictions on liquidity which may include side pocket investments, suspended redemptions or other implemented restrictions on liquidity as it relates to a portion of or all of the Company's interests in the Investment Fund.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2011  (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

      During the period ended June 30, 2011, Advantage Advisors Whistler Fund, L.L.C. (the "Company") followed U.S. generally accepted accounting principles (hereafter referred to as "Authoritative Guidance") for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value, as described below.

      Level 1 -- observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

      Level 2 -- other significant observable inputs including the fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or during the first quarter following the measurement date.

      Level 3 -- other significant unobservable inputs including the fair value of investments in Investment Funds that do not have the ability to redeem at net asset value as of the measurement date or during the first quarter following the measurement date.

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

      The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period.

      The following is a summary of the inputs used as of June 30, 2011, in valuing the Company's investments at fair value:

------------------------------------------------------------------------------------------------------------
                                                                              LEVEL 2
                                                                               OTHER           LEVEL 3
                                        TOTAL FAIR VALUE                    SIGNIFICANT   OTHER SIGNIFICANT
                                               AT             LEVEL 1       OBSERVABLE      UNOBSERVABLE
DESCRIPTION                               JUNE 30, 2011    QUOTED PRICES      INPUTS           INPUTS
------------------------------------------------------------------------------------------------------------
Commodity Trading Advisor               $     18,604,568   $          --   $ 18,604,568   $              --
Distressed Securities                          6,059,213              --      5,176,149             883,064
Event Driven                                  18,284,679              --      8,977,247           9,307,432
Global Capital Markets Arbitrage               6,516,690              --      6,516,690                  --
Global Macro                                   4,433,673              --      4,433,673                  --
Long/Short Equity                             25,431,909              --     18,819,218           6,612,691
Multi-Strategy                                 8,362,901              --      1,511,892           6,851,009
Oil and Natural Gas                            4,735,151              --      4,735,151                  --
Reinsurance                                    4,450,157              --      4,421,896              28,261
------------------------------------------------------------------------------------------------------------
Total Assets                            $     96,878,941   $          --   $ 73,196,484   $      23,682,457
------------------------------------------------------------------------------------------------------------

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2011  (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

      Authoritative guidance also requires a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                CHANGE IN
                                                               UNREALIZED                             TRANSFERS IN
                             BALANCE AS OF  REALIZED GAIN /  APPRECIATION /                          AND/OR OUT OF  BALANCE AS OF
DESCRIPTION                 MARCH 31, 2011      (LOSS)       (DEPRECIATION)  PURCHASES     SALES        LEVEL 3     JUNE 30, 2011
----------------------------------------------------------------------------------------------------------------------------------
Distressed Securities       $      838,552  $           234  $       44,512  $      --  $      (234)   $        --  $     883,064
Event Driven                     9,705,924       (1,358,309)      1,273,669         --     (313,852)            --      9,307,432
Global Capital
  Markets Arbitrage                407,898           87,507         (79,130)        --     (416,275)            --             --
Long/Short Equity                6,557,595          (11,062)        125,642         --      (59,484)            --      6,612,691
Multi-Strategy                   7,846,109          152,403        (253,605)        --     (893,898)            --      6,851,009
Reinsurance                             --           (3,333)        (19,053)        --           --         50,647         28,261
----------------------------------------------------------------------------------------------------------------------------------
Total                       $   25,356,078  $    (1,132,560) $    1,092,035  $      --  $(1,683,743)   $    50,647  $  23,682,457
----------------------------------------------------------------------------------------------------------------------------------

      Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2011 is $1,171,166.

      The following is a summary of the investment strategies, their redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Company as of June 30, 2011. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Company had no unfunded capital commitments as of June 30, 2011.

      COMMODITY TRADING ADVISOR

      The Investment Funds in the commodity trading advisor strategy seek to achieve capital appreciation through trading of commodity and financial futures and forward contracts and related options thereon on U.S. and non-U.S. exchanges and markets. The Investment Funds within this strategy provide monthly liquidity and are generally subject to a 3 to 10 day redemption notice period and can be redeemed with no restrictions as of June 30, 2011.

      DISTRESSED SECURITIES

      The Investment Funds in the distressed securities strategy invests primarily in securities of companies and government entities that are either in distress, already in default or under bankruptcy protection. The Investment Funds within this strategy provide quarterly to annual liquidity and are generally subject to a 45 to 60 day redemption notice period. Investment Funds representing approximately 15 percent of the fair value of the investments in this strategy are side pocket investments. The remaining approximately 85 percent of the Investment Funds can be redeemed with no restrictions as of June 30, 2011.

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2011  (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

      EVENT DRIVEN

      The Investment Funds in the event driven strategy generally focus on an event or a catalyst that will move an equity price, an equity spread, a credit spread, or an implied volatility spread. The Investment Funds within this strategy provide monthly to annual liquidity and are generally subject to a 45 to 90 day redemption notice period. Investment Funds representing approximately 7 percent of the fair value of the investments in this strategy are side pocket and illiquid investments. The remaining approximately 93 percent of the Investment Funds can be redeemed subject to a 25 percent gate (68 percent), and 25 percent can be redeemed with no restrictions.

      GLOBAL CAPITAL MARKETS ARBITRAGE

      The Investment Fund in the global capital markets arbitrage strategy focuses primarily on convertible arbitrage and debt, generally by utilizing a bottoms-up, value-oriented investment style. The Investment Fund within this strategy provides quarterly liquidity and is generally subject to a 60 day redemption notice period. The Investment Fund can be redeemed subject to a 12.5 percent gate.

      GLOBAL MACRO

      The Investment Fund in the global macro strategy seeks to achieve capital appreciation through investments based primarily on broad economic themes as well as based on social, political, psychological and other such factors. The Investment Fund within this strategy provides quarterly liquidity, generally subject to a 45 day redemption notice period. The Investment Fund can be redeemed with no restrictions as of June 30, 2011.

      LONG/SHORT EQUITY

      The Investment Funds in the long/short equity strategy seek above-average long-term capital appreciation with below average levels of risk through investments in equity securities using both long and short positions. The Investment Funds within this strategy provide monthly to semi-annual liquidity and are generally subject to a 30 to 125 day redemption notice period. Investment Funds representing approximately 1 percent of the fair value of the investments in this strategy are side pocket investments. Of the remaining approximately 99 percent of the Investment Funds, 47 percent can be redeemed with no restrictions as of June 30, 2011. The remaining 52 percent can also be redeemed subject to a 50 percent gate and a 2 percent redemption fee (25 percent) and a 20 percent gate (27 percent).

      MULTI-STRATEGY

      The Investment Funds in multi-strategy seek to generate attractive risk-adjusted returns across all market environments by dynamically allocating capital to several investment strategies across asset classes and geographies. The Investment Funds within this strategy provide quarterly to annual liquidity and are generally subject to a 45 to 90 day redemption notice period. Investment Funds representing approximately 36 percent of the fair value of the investments in this strategy are side pocket and illiquid investments. The remaining approximately 64 percent of the Investment Funds can be redeemed subject to a 10 percent gate (46 percent) and a 3 percent gate (18 percent).

ADVANTAGE ADVISERS WHISTLER FUND, L.L.C.
SCHEDULE OF INVESTMENTS AT JUNE 30, 2011  (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------

      OIL AND NATURAL GAS

      The Investment Fund in the oil and natural gas strategy seeks to achieve capital appreciation primarily through the speculative trading of commodity interests. The Investment Fund within this strategy provides monthly liquidity and is generally subject to a 15 day redemption notice period and can be redeemed subject to a 25 percent gate.

      REINSURANCE

      The Investment Funds in the reinsurance strategy are based on the investment return of various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to property insurance risk. The Investment Funds within this strategy provide quarterly liquidity and are generally subject to a 90 day redemption notice period. Investment Funds representing approximately 1 percent of the fair value of the investments in this strategy are illiquid investments. The remaining approximately 99 percent can be redeemed subject to a 25 percent gate.

      A detailed depiction of each investment in the portfolio by investment strategy, including their liquidity, can be found in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advantage Advisers Whistler Fund, L.L.C.
            ------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan McKigney
                         -----------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2011
    --------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bryan McKigney
                         -----------------------------------------------
                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2011
    --------------------------------------------------------------------

By (Signature and Title)*  /s/ Vineet Bhalla
                         -----------------------------------------------
                           Vineet Bhalla, Principal Financial Officer
                           (principal financial officer)

Date                       August 25, 2011
    --------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.